Investment Securities - Amortized Cost, Fair Value of MBS Issued by FNMA and FHLMC Exceeding 10% of Shareholders' Equity (Details) $ in Millions	Dec. 31, 2023 USD ($)
FNMA investments
Schedule of Debt Securities Exceeding Ten Percent of Stockholders Equity [Line Items]
Securities, amortized cost	$ 39,872
Securities, fair value	33,241
FHLMC investments
Schedule of Debt Securities Exceeding Ten Percent of Stockholders Equity [Line Items]
Securities, amortized cost	40,448
Securities, fair value	$ 33,473